Financial instruments and fair value disclosures - Financial liabilities at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2023
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 261	$ 6
Lack of marketability discount rate applied in fair valuation of public warrants	0.00%	7.50%
Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 261	$ 3
Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		3
Warrant liability
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	261	6
Warrant liability | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 261	3
Warrant liability | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		$ 3